Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Stock Option Plans Activity

A summary of activity under Nucor’s stock option plans is as follows:

	2015		2014		(shares in thousands) 2013
	Shares	Weighted - Average Exercise Price	Shares	Weighted - Average Exercise Price	Shares	Weighted - Average Exercise Price
Number of shares under option:
Outstanding at beginning of year	2,422	$42.39	2,089	$40.47	1,543	$39.03
Granted	700	$47.59	469	$50.63	546	$44.51
Exercised	(10)	$42.34	(136)	$41.30	—	—
Canceled	(20)	$50.63	—	—	—	—

Outstanding at end of year	3,092	$43.51	2,422	$42.39	2,089	$40.47

Options exercisable at end of year	1,531	$39.35	1,263	$40.40	1,012	$39.75

Summary of Stock Options Outstanding

The following table summarizes information about stock options outstanding at December 31, 2015:

			(shares in thousands)
	Options Outstanding
Exercise Price	Options Outstanding	Options Exercisable	Weighted- Average Remaining Contractual Life
$35.76	689	689	6.4 years
$41.43	242	242	4.4 years
$42.34	520	520	5.4 years
$44.51	506	80	7.4 years
$47.59	700	—	9.4 years
$50.63	435	—	8.4 years

$35.76 - $50.63	3,092	1,531	7.2 years

Schedule of Grant Date Fair Value Black-Scholes Option-Pricing Model Assumptions

The fair value was estimated using the Black-Scholes option-pricing model with the following assumptions:

	2015	2014	2013
Exercise price	$47.59	$50.63	$44.51
Expected dividend yield	3.13%	2.92%	3.30%
Expected stock price volatility	33.32%	45.00%	46.94%
Risk-free interest rate	1.86%	2.03%	1.51%
Expected life (in years)	6.5	6.5	6.5

Summary of Nucor's Restricted Stock Unit Activity

A summary of Nucor’s restricted stock unit activity is as follows:

	2015		2014		(shares in thousands) 2013
	Shares	Grant Date Fair Value	Shares	Grant Date Fair Value	Shares	Grant Date Fair Value
Restricted stock units:
Unvested at beginning of year	1,012	$45.98	1,122	$42.51	1,106	$40.80
Granted	790	$47.59	655	$50.63	789	$44.51
Vested	(756)	$44.99	(752)	$44.90	(762)	$42.15
Canceled	(15)	$46.61	(13)	$42.66	(11)	$39.08

Unvested at end of year	1,031	$47.93	1,012	$45.98	1,122	$42.51

Shares reserved for future grants (stock options and RSUs)	10,349		11,851		10,486

Summary of Nucor's Restricted Stock Activity under AIP and LTIP

A summary of Nucor’s restricted stock activity under the AIP and the LTIP is as follows:

	2015		2014		(shares in thousands) 2013
	Shares	Grant Date Fair Value	Shares	Grant Date Fair Value	Shares	Grant Date Fair Value
Restricted stock awards and units:
Unvested at beginning of year	65	$48.20	73	$45.49	72	$43.72
Granted	136	$47.07	127	$50.35	122	$47.36
Vested	(138)	$47.15	(135)	$48.76	(121)	$46.32
Canceled	—	—	—	—	—	—

Unvested at end of year	63	$48.07	65	$48.20	73	$45.49

Shares reserved for future grants	975		1,111		1,238